Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Disclosure of other financial assets [line items]
Current	$ 122.6	$ 73.6
Non-current	69.3	53.2
Total other financial assets	191.9	126.8
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	12.9	14.3
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets	106.5	38.0
Advances to suppliers related to property, plant and equipment [member]
Disclosure of other financial assets [line items]
Total other financial assets	36.2	50.4
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets	$ 36.3	$ 24.1